Document and Entity Information	Aug. 26, 2026
Cover [Abstract]
Entity Registrant Name	WESTERN DIGITAL CORP
Amendment Flag	false
Entity Central Index Key	0000106040
Document Type	8-K
Document Period End Date	Aug. 26, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-08703
Entity Tax Identification Number	33-0956711
Entity Address, Address Line One	5601 Great Oaks Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95119
City Area Code	(408)
Local Phone Number	717-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value Per Share
Trading Symbol	WDC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false